Trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,791,733	4,714,509	4,761,206
Derivative Fair Value	€ 598	€ (649)	€ (2,326)
Forward rate agreements
Disclosure of detailed information about hedging instruments [line items]
Notional amount	308,340	190,553	370,244
Derivative Fair Value	€ (1)	€ (15)	€ (64)
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,197,246	3,312,025	3,092,360
Derivative Fair Value	€ 115	€ 974	€ 804
Options, futures and other derivative
Disclosure of detailed information about hedging instruments [line items]
Notional amount	543,138	540,424	565,635
Derivative Fair Value	€ (514)	€ (511)	€ (980)
Credit default swap
Disclosure of detailed information about hedging instruments [line items]
Notional amount	18,889	25,136	38,827
Derivative Fair Value	€ 33	€ 68	€ 37
Foreign currency purchases and sales
Disclosure of detailed information about hedging instruments [line items]
Notional amount	275,449	236,805	259,336
Derivative Fair Value	€ 301	€ (29)	€ 1,102
Foreign currency options
Disclosure of detailed information about hedging instruments [line items]
Notional amount	54,215	43,488	36,965
Derivative Fair Value	€ 2	€ (37)	€ 112
Currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	334,524	295,753	321,316
Derivative Fair Value	€ (416)	€ (1,628)	€ (3,627)
Securities and commodities derivatives and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	59,932	70,325	76,523
Derivative Fair Value	€ 1,078	€ 529	€ 290